Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	40,032,000	40,431,000
Common stock, shares outstanding	40,032,000	40,431,000
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0